COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Administration expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Directors' and statutory auditors' fees	$ 341,532	$ 382,328	$ 342,430
Professional fees	3,043,958	1,385,391	3,459,708
Advertising and publicity	688,705	737,956	862,200
Taxes	1,857,970	2,000,527	2,244,207
Maintenance, security and services	2,823,341	2,351,755	1,152,917
Rent	72,050	70,446	973,551
Others	1,491,001	3,382,263	2,694,038
Total	$ 10,318,557	$ 10,310,666	$ 11,729,051